Prepaid expenses	12 Months Ended
Dec. 31, 2022
Prepaid Expenses [Abstract]
Prepaid expenses

22. Prepaid expenses

	2022	2021
Prepaid production and warehouse expenses	407	309
Prepaid selling and marketing expenses	229	5,215
Prepaid insurance expenses	9,090	8,894
Prepaid financing expenses	3,399	3,537
Other	10,288	9,756
Total	23,413	27,711